Financing Agreements - Counterparty for Repurchase Agreement (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) counterparty	Dec. 31, 2020 counterparty
Repurchase agreements counterparty risk
Number of counterparties | counterparty	7	7
Threshold of stockholders' equity at risk with single counterparty to repurchase agreements or linked transactions (greater than) (percent)	5.00%
Barclays Bank
Repurchase agreements counterparty risk
Amount at Risk	$ 535,524
Weighted Average Months to Repricing for Repurchase Agreements	1 month
Percent of Stockholders’ Equity	21.10%
Credit Suisse
Repurchase agreements counterparty risk
Amount at Risk	$ 557,688
Weighted Average Months to Repricing for Repurchase Agreements	1 month
Percent of Stockholders’ Equity	21.90%
Wells Fargo
Repurchase agreements counterparty risk
Amount at Risk	$ 251,079
Weighted Average Months to Repricing for Repurchase Agreements	1 month
Percent of Stockholders’ Equity	9.90%